Summary of Significant Accounting Policies (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of calculation of basic and diluted net income (loss) per common share
	Three Months Ended March 31, 2021	For the Period from March 6, 2020 (Inception) Through March 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$60,633	$—
Income and Franchise Tax	(52,233)	—
Net Earnings	$8,400	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	—
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$—

Non-Redeemable Class B Common Stock
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$35,849,811	$(1,000)
Redeemable Net Earnings	(8,400)	—
Non-Redeemable Net Income (Loss)	$35,841,411	$(1,000)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	8,750,000	7,625,000
Income (Loss)/Basic and Diluted Non-Redeemable Class B Common Stock	$4.10	$—

	For the Period From March 6, 2020 (inception) Through December 31, 2020
	As Previously Report	Adjustments	As Restated
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	219,337	—	219,337
Income and Franchise Tax	(176,040)		(176,040)
Net Earnings	43,297	—	43,297
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	—	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	0.00	—	0.00
Non-Redeemable Class B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(408,237)	(38,860,942)	(39,269,179)
Redeemable Net Earnings	(43,297)	—	(43,297)
Non-Redeemable Net Loss	(451,534)	(38,860,942)	(39,312,476)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	8,750,000	—	8,750,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	(0.05)	(4.44)	(4.49)